Shareholders' Equity (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shareholders Equity Details
Balance at beginning of period	20,158,823	16,745,634
Granted		4,100,000
Expired/cancelled	(2,932,677)	(436,811)
Exercised		(250,000)
Balance at end of period	17,226,146	20,158,823